Refinancing and restructuring operations (Tables)	12 Months Ended
Dec. 31, 2023
Refinancing and restructuring operations [Abstract]
Disclosure Of Detailed Information About Refinanced Assets Explanatory	The following table provides information about the Bank’s refinanced assets:

	December 31, 2023	December 31, 2022
Refinanced assets	9,878,773	21,544,682
Allowances for ECL	(5,863,219)	(8,926,391)

Disclosure In Tabular Form Of Assets That Were Modified And Refinanced
The table below includes Stage 2 and Stage 3 assets that were refinanced during the period, with the related modification loss suffered by the Bank:

	December 31, 2023	December 31, 2022
Amortised cost of financial assets modified during the period	8,231,896	8,207,585
Net modification loss	(439,460)	(457,672)

Disclosure Of Detailed Information About The Financial Assets for Which Loss Allowance Has Changed To 12-Month ECL Measurement
The table below shows the gross carrying amount of modified financial assets for which loss allowance has changed to
12-month
ECL measurement during the period:

	Post modification
December 31, 2023	Gross carrying amount	Corresponding ECL
Facilities that have cured since modification and are now measured using 12-month ECL (Stage 1)	135,130	920
Facilities that reverted to (Stage 2/3) lifetime ECL having once cured	621,683	15,843

	Post modification
December 31, 2022	Gross carrying amount	Corresponding ECL
Facilities that have cured since modification and are now measured using 12-month ECL (Stage 1)	199,857	1,031
Facilities that reverted to (Stage 2/3) lifetime ECL having once cured	1,143,062	53,892